Consolidated Balance Sheets - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash	$ 132,229	$ 2,507,401
Restricted cash	66,510	66,000
Prepayment on acquisition	3,744,517	0
Prepaid expenses and other	247,298	204,012
Total current assets	4,190,554	2,777,413
Property and equipment, net	62,021	119,449
Goodwill	3,283,379	3,465,157
Indefinite-lived intangible assets	9,243,128	9,754,857
Other assets	129,306	199,270
Total assets	16,908,388	16,316,146
Current liabilities:
Accounts payable	1,788,521	852,760
Accrued expenses	1,487,046	1,409,691
Hybrid debt instrument, net	3,652,749	0
Other current liabilities	19,098	41,472
Loans due to related parties	395,000	395,000
Total current liabilities	7,342,414	2,698,923
Deferred tax liability	2,918,518	3,080,097
Other liabilities	38,791	56,383
Total liabilities	10,299,723	5,835,403
Stockholders' equity:
Common stock, $0.001 par value; 1,500,000,000 and 215,456,000 shares authorized as of December 31, 2015 and December 31, 2014, respectively; 162,013,011 and 149,985,476 shares issued as of December 31, 2015 and December 31, 2014, respectively; 151,324,817 and 139,297,282 shares outstanding as of December 31, 2015 and December 31, 2014, respectively	162,013	149,986
Additional paid in capital	99,605,997	90,660,689
Accumulated deficit	(88,131,899)	(75,624,428)
Accumulated other comprehensive income	253,734	575,676
Treasury stock	(5,281,180)	(5,281,180)
Total stockholders' equity	6,608,665	10,480,743
Total liabilities and stockholders' equity	$ 16,908,388	$ 16,316,146